REVENUE	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Main revenue streams
Commissions	$565,307	$369,890	$1,454,501	$907,716
Title	1,307	1,400	3,683	3,450
Mortgage Broker Income	1,758	1,198	4,543	2,843
Wallet	177	-	550	-
Total Revenue	$568,549	$372,488	$1,463,277	$914,009

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED